Long-Term Debt - Summary of Unutilized Credit Facilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	$ 1,118	$ 2,144
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	42	1,029
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	1,012	1,009
Singapore Factoring
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	0	75
Other Borrowings
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	$ 64	$ 31